Fair value measurement - Disclosure of assets and liabilities measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 186,156	€ 171,766	[1]	€ 75,285
Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	15		1
Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	259	252		0
Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	89	134		187
Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1	12		€ 0
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	23,275	27,669
Liabilities	950	601
Recurring fair value measurement | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	18	95
Recurring fair value measurement | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	932	506
Recurring fair value measurement | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	158	105
Recurring fair value measurement | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	940	1,007
Recurring fair value measurement | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	34	53
Recurring fair value measurement | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	873	755
Recurring fair value measurement | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	51	47
Recurring fair value measurement | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	259	252
Recurring fair value measurement | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1	5
Recurring fair value measurement | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	89	354
Recurring fair value measurement | Investment held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	49
Recurring fair value measurement | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	20,870	25,042
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	21,747	25,769
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	99	71
Recurring fair value measurement | Level 1 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	726	878
Recurring fair value measurement | Level 1 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2	5
Recurring fair value measurement | Level 1 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	51	32
Recurring fair value measurement | Level 1 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	2
Recurring fair value measurement | Level 1 | Investment held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	49
Recurring fair value measurement | Level 1 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	20,869	24,732
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	923	1,344
Liabilities	901	590
Recurring fair value measurement | Level 2 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	18	93
Recurring fair value measurement | Level 2 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	883	497
Recurring fair value measurement | Level 2 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19	21
Recurring fair value measurement | Level 2 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	30	48
Recurring fair value measurement | Level 2 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	873	754
Recurring fair value measurement | Level 2 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1	5
Recurring fair value measurement | Level 2 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	218
Recurring fair value measurement | Level 2 | Investment held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	298
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	605	556
Liabilities	49	11
Recurring fair value measurement | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	2
Recurring fair value measurement | Level 3 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	49	9
Recurring fair value measurement | Level 3 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	40	13
Recurring fair value measurement | Level 3 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	214	129
Recurring fair value measurement | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2	0
Recurring fair value measurement | Level 3 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	1
Recurring fair value measurement | Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	15
Recurring fair value measurement | Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	259	252
Recurring fair value measurement | Level 3 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	89	134
Recurring fair value measurement | Level 3 | Investment held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 1	€ 12

[1]	Refer to Note 3, Scope of consolidation